Commitments and Contingencies Unfunded Commitments Pipeline (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Unfunded Commitments Pipeline [Line Items]
Unfunded Commitments Pipeline	$ 908,979	$ 728,430
Residential Mortgage [Member]
Unfunded Commitments Pipeline [Line Items]
Unfunded Commitments Pipeline	531,642	0
Commercial Loan [Member]
Unfunded Commitments Pipeline [Line Items]
Unfunded Commitments Pipeline	208,480	555,622
Leasing [Member]
Unfunded Commitments Pipeline [Line Items]
Unfunded Commitments Pipeline	$ 168,857	$ 172,808